Equity (Details Narrative) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 11, 2025 USD ($) $ / shares shares	Jun. 04, 2024 USD ($) shares	Aug. 15, 2022 USD ($)	May 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2025 shares $ / shares	Nov. 25, 2025 shares	Dec. 31, 2022 shares $ / shares	Jan. 18, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Proceeds from issuance of shares | $	$ 103,500			$ 34,500
Deferred tax recovery | $	$ 1,211			$ 680	$ (528)	$ (6,480)	$ (6,183)
Number of shares issued										23,288,896
Shares issued price per share | $ / shares	$ 4			$ 1.72
Stock issuance costs | $	$ 4,489			$ 2,264			538
Share-based compensation expense | $					$ 2,754	$ 2,338	$ 2,806
Warrant exercise price | $ / shares				$ 2.25
Number of other equity instruments outstanding in share-based payment arrangement					1,842,336	2,580,275	2,065,120		1,842,336		769,547
Weighted average remaining contractual life					1 year 9 months 25 days
Number of other equity instruments exercised or vested in share-based payment arrangement					1,184,225	738,244	257,489
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares					$ 2	$ 1.55	$ 1.97				$ 3.25
Weighted average share price of exercise of options exercised | $ / shares					$ 3.45	$ 1.71
Number of share options granted in share-based payment arrangement					748,034	2,094,450	5,000
Share options recognized as share-based compensation expense | $					$ 947	$ 434	$ 1,405
Options exercisable term					5 years	5 years	5 years
Options vesting terms					vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.	vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.	vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.
Number of shares issued					448,636	1,348,555	1,556,164
Weighted average value | $ / shares					$ 4.01	$ 1.24	$ 1.55
Ely Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued					1,000,000			15,946,732
Warrant exercise price | $ / shares								$ 0.0001	$ 1.31
Number of other equity instruments outstanding in share-based payment arrangement					16,899,990				16,899,990
Weighted average remaining contractual life					1 year 4 months 28 days
Number of other equity instruments exercised or vested in share-based payment arrangement					3,158,310
Warrants exercisable exchange ratio								2.450
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares					$ 3.61
Weighted average share price of exercise of options exercised | $ / shares					$ 4.16
Long-term Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares issuable under plan					10.00%				10.00%
Restricted Stock Units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					1,837,050	1,548,801			1,837,050
Share-based compensation expense | $					$ 1,807	$ 1,873	$ 1,318
Dividend Reinvestment Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued							162,967
Marketing Services [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued						22,000
Common Share Purchase Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued					3,403,310	0			3,403,310
Share Options Granted Tranche One [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement					748,034	2,094,450	5,000
Exercise price of share options granted | $ / shares					$ 4.01	$ 1.24	$ 2.33
Vares Copper Stream [Member]
IfrsStatementLineItems [Line Items]
Deferred tax recovery | $		$ 8
Number of shares issued		2,906,977
Stock issuance costs | $		$ 31
SOQUEM Royalties [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued							496,785
Bought Deal Basis [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	25,875,000			20,058,300
Over Allotment Option [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	3,375,000			2,616,300
Dividends and Dividend Reinvestment Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued							162,967
Dividend paid, amount | $					$ 0	$ 0	$ 2,892
Quarterly cash dividend declared per common share | $ / shares												$ 0.01
At the Market Program [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued							496,438
Maximum shares to be sold under equity program value | $			$ 50,000
Equity program termination date			Sep. 01, 2023
Net proceeds form offering shares | $							$ 1,223
Conversion Of Principal Amount Debentures [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued										22,857,142
Redemption and Conversion of Debentures [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued										352,831